Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Containers, cost	$ 5,599,318	$ 5,456,237
Containers, accumulated depreciation	(1,443,167)	(1,322,221)
Containers, net book value	4,156,151	4,134,016
Dry Containers Other Than Open Top And Flat Rack Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	1,627,878	1,632,927
Containers, accumulated depreciation	(396,247)	(381,929)
Containers, net book value	1,231,631	1,250,998
Dry Containers Other Than Open Top And Flat Rack Containers, 40'
Property, Plant and Equipment [Line Items]
Containers, cost	167,011	191,354
Containers, accumulated depreciation	(58,852)	(69,463)
Containers, net book value	108,159	121,891
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	2,510,937	2,376,975
Containers, accumulated depreciation	(592,374)	(540,349)
Containers, net book value	1,918,563	1,836,626
Dry Containers Other Than Open Top And Flat Rack Containers, 45' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	28,670	29,305
Containers, accumulated depreciation	(11,488)	(10,034)
Containers, net book value	17,182	19,271
Refrigerated Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	20,484	20,883
Containers, accumulated depreciation	(7,258)	(6,153)
Containers, net book value	13,226	14,730
Refrigerated Containers, 20' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	5,139	5,148
Containers, accumulated depreciation	(3,090)	(2,714)
Containers, net book value	2,049	2,434
Refrigerated Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	1,052,707	1,030,078
Containers, accumulated depreciation	(338,068)	(279,661)
Containers, net book value	714,639	750,417
Open Top and Flat Rack Containers, 20' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	17,617	16,641
Containers, accumulated depreciation	(4,538)	(4,068)
Containers, net book value	13,079	12,573
Open Top And Flat Rack Containers, 40' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	51,152	46,182
Containers, accumulated depreciation	(17,278)	(16,052)
Containers, net book value	33,874	30,130
Open Top And Flat Rack Containers, 20' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	13,259	13,152
Containers, accumulated depreciation	(1,625)	(1,419)
Containers, net book value	11,634	11,733
Open Top And Flat Rack Containers, 40' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	23,313	27,629
Containers, accumulated depreciation	(4,351)	(5,086)
Containers, net book value	18,962	22,543
Tank containers
Property, Plant and Equipment [Line Items]
Containers, cost	81,151	65,963
Containers, accumulated depreciation	(7,998)	(5,293)
Containers, net book value	$ 73,153	$ 60,670